CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 68,923	¥ 140,361	¥ 213,221	¥ 197,250
Cumulative translation adjustments:
Cumulative translation adjustments	(19,742)	(6,474)	(19,837)	(39,320)
Deferred income taxes	(46)	(66)	(60)	245
Total	(19,788)	(6,540)	(19,897)	(39,075)
Defined benefit pension plans:
Pension liability adjustment	1,210	2,356	4,017	3,005
Deferred income taxes	(128)	(686)	(627)	912
Total	1,082	1,670	3,390	3,917
Own credit adjustments:
Own credit adjustments	(53,954)	(1,430)	(53,351)	(3,156)
Deferred income taxes	9,662	(269)	7,567	(519)
Total	(44,292)	(1,699)	(45,784)	(3,675)
Total other comprehensive income (loss)	(62,998)	(6,569)	(62,291)	(38,833)
Comprehensive income	5,925	133,792	150,930	158,417
Less: Comprehensive income attributable to noncontrolling interests	1,016	2,206	3,373	2,403
Comprehensive income attributable to NHI shareholders	¥ 4,909	¥ 131,586	¥ 147,557	¥ 156,014